Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 4,892	$ 3,562	$ 4,216
Other comprehensive income (loss)
Net loss on foreign currency translation	(52)	(82)	(256)
Net change in pension and other postretirement benefit plans	2,075	160	(440)
Other comprehensive income (loss) before income taxes	2,023	78	(696)
Income tax recovery (expense)	(546)	(67)	62
Other comprehensive income (loss)	1,477	11	(634)
Comprehensive income	$ 6,369	$ 3,573	$ 3,582